Shareholder Report, Average Annual Return (Details)	12 Months Ended	58 Months Ended	59 Months Ended	60 Months Ended	61 Months Ended	112 Months Ended	116 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000152510
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Knights of Columbus Limited Duration Fund, I Shares
C000158706
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Knights of Columbus Limited Duration Fund, Class S Shares
C000152509
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Knights of Columbus Core Bond Fund, I Shares
C000158704
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Knights of Columbus Core Bond Fund, Class S Shares
C000214840
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Knights of Columbus Long/Short Equity Fund, I Shares
C000152512
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Knights of Columbus Large Cap Value Fund, I Shares
C000158710
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Knights of Columbus Large Cap Value Fund, Class S Shares
C000152511
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Knights of Columbus Large Cap Growth Fund, I Shares
C000158708
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Knights of Columbus Large Cap Growth Fund, Class S Shares
C000152513
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Knights of Columbus Small Cap Fund, I Shares
C000158713
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Knights of Columbus Small Cap Fund, Class S Shares
C000214842
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Knights of Columbus U.S. All Cap Index Fund, I Shares
C000214836
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Knights of Columbus Real Estate Fund, I Shares
C000152514
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Knights of Columbus International Equity Fund, I Shares
C000158714
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Knights of Columbus International Equity Fund, Class S Shares
Without Sales Load [Member] | C000152510
Average Annual Return [Line Items]
Average Annual Return, Percent	6.11%			1.54%			1.61%
Without Sales Load [Member] | C000158706
Average Annual Return [Line Items]
Average Annual Return, Percent	5.98%			1.44%		1.58%
Without Sales Load [Member] | C000152509
Average Annual Return [Line Items]
Average Annual Return, Percent	9.92%			(0.46%)			1.36%
Without Sales Load [Member] | C000158704
Average Annual Return [Line Items]
Average Annual Return, Percent	9.83%			(0.56%)		1.50%
Without Sales Load [Member] | C000214840
Average Annual Return [Line Items]
Average Annual Return, Percent	13.72%		5.69%
Without Sales Load [Member] | C000152512
Average Annual Return [Line Items]
Average Annual Return, Percent	33.92%			11.61%			9.59%
Without Sales Load [Member] | C000158710
Average Annual Return [Line Items]
Average Annual Return, Percent	33.79%			11.50%		9.93%
Without Sales Load [Member] | C000152511
Average Annual Return [Line Items]
Average Annual Return, Percent	40.23%			14.61%			11.80%
Without Sales Load [Member] | C000158708
Average Annual Return [Line Items]
Average Annual Return, Percent	40.06%			14.49%		11.94%
Without Sales Load [Member] | C000152513
Average Annual Return [Line Items]
Average Annual Return, Percent	32.20%			9.20%			7.12%
Without Sales Load [Member] | C000158713
Average Annual Return [Line Items]
Average Annual Return, Percent	32.07%			9.10%		6.70%
Without Sales Load [Member] | C000214842
Average Annual Return [Line Items]
Average Annual Return, Percent	39.93%	14.10%
Without Sales Load [Member] | C000214836
Average Annual Return [Line Items]
Average Annual Return, Percent	30.53%			4.30%	4.89%
Without Sales Load [Member] | C000152514
Average Annual Return [Line Items]
Average Annual Return, Percent	24.06%			6.21%			5.56%
Without Sales Load [Member] | C000158714
Average Annual Return [Line Items]
Average Annual Return, Percent	24.02%			6.10%		5.77%
Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return, Percent	10.55%			(0.23%)			1.34%
Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return, Percent	10.55%			(0.23%)		1.54%
Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return, Percent	10.55%			(0.23%)			1.34%
Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return, Percent	10.55%			(0.23%)		1.54%
Bloomberg US 1000 Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US 1000 Index (TR) (USD)
Average Annual Return, Percent	37.91%		14.49%
Bloomberg US 1000 Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US 1000 Index (TR) (USD)
Average Annual Return, Percent	37.91%			14.88%			12.55%
Bloomberg US 1000 Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US 1000 Index (TR) (USD)
Average Annual Return, Percent	37.91%			14.88%		12.96%
Bloomberg US 1000 Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US 1000 Index (TR) (USD)
Average Annual Return, Percent	37.91%			14.88%			12.55%
Bloomberg US 1000 Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US 1000 Index (TR) (USD)
Average Annual Return, Percent	37.91%			14.88%		12.96%
Bloomberg US 3000 Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US 3000 Index (TR) (USD)
Average Annual Return, Percent	37.75%			14.57%			12.25%
Bloomberg US 3000 Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US 3000 Index (TR) (USD)
Average Annual Return, Percent	37.75%			14.57%		12.63%
Bloomberg US 3000 Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US 3000 Index (TR) (USD)
Average Annual Return, Percent	37.75%	13.55%
Bloomberg US 3000 Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US 3000 Index (TR) (USD)
Average Annual Return, Percent	37.75%			14.57%	14.77%
Bloomberg World ex-US Large-Mid Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg World ex-US Large-Mid Total Return Index
Average Annual Return, Percent	24.55%			6.35%			5.36%
Bloomberg World ex-US Large-Mid Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg World ex-US Large-Mid Total Return Index
Average Annual Return, Percent	24.55%			6.35%		5.57%
Bloomberg 1-3 Year US Government/Credit Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year US Government/Credit Index (USD)
Average Annual Return, Percent	6.25%			1.51%			1.58%
Bloomberg 1-3 Year US Government/Credit Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year US Government/Credit Index (USD)
Average Annual Return, Percent	6.25%			1.51%		1.61%
HFRX Equity Market Neutral Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	HFRX Equity Market Neutral Index (TR) (USD)
Average Annual Return, Percent	8.14%		1.31%
Bloomberg Intermediate US Corporate Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Intermediate US Corporate Index (TR) (USD)
Average Annual Return, Percent	11.02%		1.63%
S&P 500 Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Average Annual Return, Percent	38.02%		14.91%
Bloomberg US 1000 Value Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US 1000 Value Index (TR) (USD)
Average Annual Return, Percent	29.59%			10.92%			9.44%
Russell 1000 Value Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index (USD)
Average Annual Return, Percent	30.98%			10.14%			8.80%
Bloomberg US 1000 Value Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US 1000 Value Index (TR) (USD)
Average Annual Return, Percent	29.59%			10.92%		9.80%
Russell 1000 Value Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index (USD)
Average Annual Return, Percent	30.98%			10.14%		9.14%
Bloomberg US 1000 Growth Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US 1000 Growth Index (TR) (USD)
Average Annual Return, Percent	41.80%			17.20%			14.58%
Russell 1000 Growth Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index (USD) (TR)
Average Annual Return, Percent	43.77%			19.00%			15.92%
Bloomberg US 1000 Growth Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US 1000 Growth Index (TR) (USD)
Average Annual Return, Percent	41.80%			17.20%		15.00%
Russell 1000 Growth Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index (USD) (TR)
Average Annual Return, Percent	43.77%			19.00%		16.39%
Bloomberg 2000 Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 2000 Index (TR) (USD)
Average Annual Return, Percent	34.80%			9.78%			8.10%
Russell 2000 Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index (USD)
Average Annual Return, Percent	34.07%			8.50%			7.60%
Bloomberg 2000 Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 2000 Index (TR) (USD)
Average Annual Return, Percent	34.80%			9.78%		8.03%
Russell 2000 Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index (USD)
Average Annual Return, Percent	34.07%			8.50%		7.49%
Solactive Knights of Columbus U.S. All Cap Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Solactive Knights of Columbus U.S. All Cap Index (TR) (USD)
Average Annual Return, Percent	40.16%	14.41%
Bloomberg US 3000 REIT Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US 3000 REIT Total Return Index
Average Annual Return, Percent	34.12%			4.12%	4.27%
FTSE Nareit Equity REITs Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Nareit Equity REITs Index (TR) (USD)
Average Annual Return, Percent	36.80%			4.55%	4.75%
FTSE All-World Ex US Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE All-World Ex US Index (TR) (USD)
Average Annual Return, Percent	24.92%			6.52%			5.41%
FTSE All-World Ex US Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE All-World Ex US Index (TR) (USD)
Average Annual Return, Percent	24.92%			6.52%		5.63%